Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Beginning balance	$ 6,505	$ 5,367	$ 4,902
Additions based on tax positions related to the current year	1,143	1,911	1,027
Reductions due to lapse of applicable statute of limitations	(921)	(773)	(562)
Ending balance	$ 6,727	$ 6,505	$ 5,367